Bank Borrowings	12 Months Ended
Dec. 31, 2023
Bank Borrowings [Abstract]]
Bank Borrowings
12.	Bank Borrowings

	December 31, 2023	December 31, 2022
Short-term borrowings	527,369,276	386,819,972
Long-term borrowings due within one year	10,863,245	20,987,521
Total bank borrowings, current	538,232,521	407,807,493

	December 31, 2023	December 31, 2022
Total Long-term bank borrowings	16,129,615	29,787,537
Less: Long-term borrowings due within one year	(10,863,245)	(20,987,521)
Bank borrowings, non-current	5,266,370	8,800,016

The Company’s subsidiaries entered into RMB and USD denominated credit facility agreements with commercial banks in the PRC, which allow the Company to draw down borrowings up to RMB990,000,000 and US$25,000,000 as of December 31, 2023. As of December 31, 2023, the unused credit limits under credit facility agreements were RMB469,467,303.

Certain credit facilities contain covenant to meet the financial performance, If the Company fail to comply with these covenants and is not able to obtain covenant waivers or modifications, the banks could accelerate the indebtedness. As of and for the year ended December 31, 2023, the Company was in compliance with these financial covenants.

As of December 31, 2023 and 2022, the outstanding short-term bank borrowings balance under those credit facility agreements bore interest rates ranging from 2.75% to 4.60% and 3.50% to 4.50% per annum, respectively.

As of December 31, 2023 and 2022, the outstanding long-term bank borrowings balance under those credit facility agreements bore interest rates ranging from 4.00% to 4.60% and 4.20% to 4.60% per annum, respectively.

The aggregate maturities of the above long-term bank borrowings for each year subsequent to December 31, 2023 are summarized as follows:

RMB
2024	10,863,245
2025	5,266,370
2026	-
Thereafter	-
16,129,615